Short-term Investment (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)
Short-term Investment
Cash deposited as collateral				¥ 377,490,814	$ 53,169,218
Unrealized losses on AFS securities | ¥	¥ 700,163	¥ 2,133,528
Realized gain or losses on AFS securities | ¥	¥ 686,130	¥ 0
Minimum [Member]
Short-term Investment
Interest accrued on the funds held in the collateral | $			$ 100,000
Maximum [Member]
Short-term Investment
Interest accrued on the funds held in the collateral | $			$ 300,000